OMB APPROVAL

OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06362
Invesco Van Kampen Municipal Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Van Kampen Municipal Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-CE-MUNI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—157.46%
Alabama—2.10%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	$2,150	$2,285,106
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	1,650	1,831,483
Gadsden (City of); Series 2003 B, Unlimited Tax GO Wts. (c)(d)	5.25%	08/01/13	3,695	3,947,295
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,725	1,577,806
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	1,950	2,172,183

				11,813,873

Alaska—0.76%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	3,160	3,587,927
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (a)	5.75%	03/01/16	700	703,010

				4,290,937

Arizona—4.54%
Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	3,000	3,067,860
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	1,700	1,970,351
Series 2008 B, Highway RB (b)	5.00%	07/01/26	2,545	2,945,787
Series 2011 A, Ref. Sub. Highway RB (b)	5.25%	07/01/32	2,500	2,947,550
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,090	1,101,663
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	526,630
Series 2010, RB	5.13%	05/15/40	1,100	1,157,926
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (a)	5.25%	01/01/32	1,035	1,084,018
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(e)	5.00%	07/01/14	2,150	2,308,111
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (c)(e)	5.50%	06/01/14	625	672,700
Series 2009 E, PCR (c)(e)	5.75%	06/01/16	715	811,504
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	640	660,416
Series 2009, Education RB	7.13%	01/01/45	610	632,234
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (f)	6.55%	12/01/37	2,300	2,390,643
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	2,050	2,341,223
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	900	917,847

				25,536,463

California—16.50%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (a)(g)	0.00%	09/01/20	4,000	2,928,600
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/35	2,100	2,042,124
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	6,000	6,508,800
Series 2009 F-1, Toll Bridge RB (b)	5.00%	04/01/34	2,500	2,779,800
Series 2009 F-1, Toll Bridge RB (b)	5.13%	04/01/39	4,000	4,422,520
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/28	800	428,792
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (b)	5.00%	12/01/24	$775	$919,569
Series 2008 AE, Water System RB (b)	5.00%	12/01/25	975	1,166,090
Series 2008 AE, Water System RB (b)	5.00%	12/01/26	975	1,166,090
Series 2008 AE, Water System RB (b)	5.00%	12/01/27	575	682,226
Series 2008 AE, Water System RB (b)	5.00%	12/01/28	975	1,147,868
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,170,300
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,185,310
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (f)	5.30%	08/01/23	3,150	3,231,963
Series 2008 K, Home Mortgage RB (f)	5.45%	08/01/28	3,700	3,831,720
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (f)	5.00%	07/01/27	1,000	1,071,250
California (State of) Public Works Board (UCLA Replacement Hospitals); Series 2002 A, Lease RB (INS-AGM) (a)	5.38%	10/01/20	1,995	2,024,725
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	1,800	1,861,272
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,300	1,553,396
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,343,649
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,900	2,310,799
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	1,280	1,383,322
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,050	2,359,222
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,900	2,047,516
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	1,900	2,134,973
California State University; Series 2002 A, Systemwide RB (c)(d)	5.00%	11/01/12	5,000	5,100,700
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	430	435,956
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	4,061,720
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/35	5,000	5,108,100
Los Angeles (City of) Department of Water & Power; Subseries 2001 B-2, VRD Water System RB (h)	0.15%	07/01/35	2,300	2,300,000
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,000	1,127,730
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,200	1,439,268
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (i)	5.50%	03/01/18	115	115,834
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,125	1,240,200
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,300	2,481,332
San Bernadino (City of) Joint Powers Financing Authority (Central City Merged); Series 1998 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.75%	07/01/20	1,375	1,401,606
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/36	4,110	4,653,424
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/25	775	868,527
Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/26	1,550	1,725,723
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	3,360	3,805,939
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,802,175
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,100	2,361,261

				92,731,391

Colorado—3.42%
Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/41	3,850	4,335,216
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	4,875	5,165,014
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Colorado (State of) Health Facilities Authority (Evangelical Lutheran);
Series 2004 A, RB	5.25%	06/01/34	$1,000	$1,018,310
Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,851,296
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	350	339,350
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	425	386,138
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,100	1,250,007
Series 2010, Private Activity RB	6.50%	01/15/30	1,400	1,663,578
Jefferson (County of); Series 1980, Residential Mortgage RB (d)	9.00%	09/01/12	100	102,189
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	935	938,721
Platte River Power Authority; Series 2009 HH, RB	5.00%	06/01/26	1,000	1,160,400

				19,210,219

Connecticut—1.17%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(f)	6.60%	07/01/24	2,840	2,844,857
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (f)	5.50%	04/01/21	1,200	1,358,820
Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (f)	5.00%	05/15/31	1,605	1,721,892
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	640	640,710

				6,566,279

District of Columbia—2.82%
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,400	2,779,680
Series 2009, Hospital RB	6.50%	10/01/29	700	821,646
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (a)	5.50%	10/01/41	4,000	4,584,800
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	775	872,573
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	1,575	1,748,203
Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (c)(d)(f)	5.13%	10/01/12	5,000	5,062,400

				15,869,302

Florida—11.88%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,000,210
Series 2007, IDR	5.88%	11/15/36	1,000	931,430
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,285	1,129,425
Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2001, Health Care Facilities RB (INS-NATL) (a)	5.13%	04/01/31	3,380	3,382,636
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,270	2,602,260
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	5,000	5,393,800
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,200	2,517,856
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	330	345,860
Florida (State of) Department of Transportation; Series 2004 A, Turnpike RB (b)	5.00%	07/01/29	5,000	5,396,350
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/27	1,650	1,872,519
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(f)	5.38%	10/01/33	975	1,043,387
Series 2008 A, RB (INS-AGC) (a)(b)(f)	5.50%	10/01/38	2,175	2,330,056
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (c)(e)	5.15%	09/01/13	800	842,136
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (a)(f)	4.50%	09/01/34	$295	$304,950
Lakeland (City of) (Lakeland Regional Health Systems);
Series 2006, Ref. Hospital System RB	5.00%	11/15/26	5,000	5,304,300
Series 2006, Ref. Hospital System RB	5.00%	11/15/32	5,000	5,221,800
Miami-Dade (County of) (Miami International Airport);
Series 2002, Aviation RB (INS-AGC) (a)(f)	5.38%	10/01/32	2,700	2,710,962
Series 2002, Aviation RB (INS-NATL) (a)(f)	5.38%	10/01/25	2,000	2,015,160
Series 2002 A, Aviation RB (INS-AGM) (a)(f)	5.13%	10/01/35	5,000	5,015,350
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,250	1,339,588
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	640	746,285
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	535	543,169
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	930	944,880
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (j)	6.13%	05/01/35	120	0
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	130	106,790
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	295	274,506
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,100	1,137,477
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	2,600	3,177,070
Series 2011, Ref. RB (b)	5.00%	10/01/31	2,565	2,922,664
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)(e)	5.35%	05/01/18	3,250	3,677,343
Reunion East Community Development District; Series 2005, Special Assessment RB (j)	5.80%	05/01/36	590	265,736
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (i)	5.25%	10/01/27	400	403,204
Series 2007 A, Special Obligation RB (i)	5.75%	10/01/22	500	533,580
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	865	650,480
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	800	687,544

				66,770,763

Georgia—2.68%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	350	386,250
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	645	711,803
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	205	226,572
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	3,500	3,711,295
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,200	1,439,964
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,300	1,552,317
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,200	1,436,436
Augusta (City of); Series 2005 B, Airport Passenger Facility Charge & General RB (f)	5.35%	01/01/28	1,000	968,930
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (c)(e)	2.50%	03/01/13	710	719,748
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	1,000	1,113,640
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,150	1,250,050
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	1,500	1,532,910

				15,049,915

Guam—0.10%
Guam (Territory of) Power Authority; Series 1999 A, RB (INS-AMBAC) (a)	5.25%	10/01/34	550	549,813

Hawaii—0.59%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,000	1,098,440
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii—(continued)
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	$2,050	$2,217,546

				3,315,986

Idaho—0.75%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	890,273
Series 2008 A, RB	6.75%	11/01/37	1,000	1,174,320
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	790	791,967
Regents of the University of Idaho; Series 2011, Ref. General RB (c)(e)	5.25%	04/01/21	1,140	1,331,919

				4,188,479

Illinois—18.50%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	942,040
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,387,980
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	725	765,419
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	710	710,071
Chicago (City of) (O’Hare International Airport);
Series 2002 A, Ref. Third Lien General Airport RB (INS-NATL) (a)(f)	5.38%	01/01/32	5,000	5,006,800
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/24	3,500	3,848,705
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/25	11,500	12,662,305
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	4,000	4,271,440
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	3,800	4,200,178
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	3,975	4,393,607
Series 2011 A, Unlimited Tax GO Bonds (b)	5.00%	12/01/41	1,230	1,343,197
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	3,795	4,280,381
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	3,100	3,501,078
Series 2011, COP	7.13%	05/01/21	610	663,558
Series 2011, COP	7.13%	05/01/21	410	445,998
Series 2011 A, Sales Tax RB (b)	5.25%	01/01/38	1,905	2,153,679
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,500	2,759,075
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (i)(j)	5.50%	03/01/17	982	631,328
Deerfield (Village of);
Series 2011, Ref. CAB RB (g)	0.00%	10/01/31	237	49,194
Series 2011, Ref. RB	6.00%	10/01/42	451	368,133
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (j)	5.38%	03/01/16	1,000	350,140
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(e)(f)	3.50%	05/01/13	900	922,986
Illinois (State of) Finance Authority (Community Rehab Providers Facilities Acquisition Program); Series 2000 A, RB (d)	7.38%	07/01/25	2,060	1,907,890
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,125	1,245,229
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	1,085,300
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	2,200	2,561,768
Series 2009 A, RB (b)	5.75%	08/15/30	1,400	1,624,616
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	3,500	3,791,235
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,700	1,700,765
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,250	1,436,250
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,028,500
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,905	2,400,300
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,500	3,619,595
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	1,675	1,689,388
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	$1,475	$1,637,368
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	1,000	889,910
Series 2005 A, RB	6.00%	05/15/37	1,350	1,089,558
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)	5.50%	08/15/41	2,370	2,642,858
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS-NATL) (a)	5.25%	06/15/42	2,675	2,710,176
Series 2010 A, RB	5.50%	06/15/50	2,265	2,490,843
Lake County Community Unit School District No. 116 (Round Lake); Series 1996, Unlimited Tax GO Bonds (d)	7.60%	02/01/14	250	280,020
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/41	3,075	3,326,720
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,800	4,385,580
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	971	583,386
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	839	719,208
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (f)	7.00%	12/01/42	515	526,727
Will County Community School District No. 161 (Summit Hill);
Series 1999, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	01/01/16	675	655,141
Series 1999, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	01/01/19	425	382,547
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	01/01/16	1,335	1,192,502
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	01/01/19	990	759,587

				104,020,259

Indiana—2.90%
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	115	115,299
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	5,600	5,892,880
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,320	2,618,120
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,440	1,683,720
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,600	1,770,480
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	500	505,060
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	1,000	1,005,630
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/27	2,000	2,229,420
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (i)	5.75%	09/01/42	500	505,585

				16,326,194

Iowa—0.22%
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,200	1,263,756

Kansas—0.73%
Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	10/01/22	70	73,208
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (b)	5.75%	11/15/38	3,500	4,031,370

				4,104,578

Kentucky—3.26%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank N.A.) (h)(k)	0.17%	12/01/29	5,700	5,700,000
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	1,500	1,664,535
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—(continued)
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	$1,225	$1,416,614
Series 2010 A, Hospital RB	6.50%	03/01/45	1,600	1,860,256
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/24	1,610	1,886,743
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/25	1,815	2,115,074
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,545	3,678,753

				18,321,975

Louisiana—2.67%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	989	395,719
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corp. Garage); Series 2001 A, RB (INS-AMBAC) (a)	5.20%	10/01/19	1,675	1,677,379
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,150	1,201,152
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (a)	6.75%	06/01/26	2,000	2,397,260
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $4,694,779) (i)	5.75%	10/30/18	4,695	4,707,830
Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (c)(e)(f)	5.25%	03/01/13	2,000	2,050,060
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,450	2,555,521

				14,984,921

Maryland—0.61%
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,400	1,451,660
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,166,249
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	765	811,083

				3,428,992

Massachusetts—5.63%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,248,265
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	1,800	1,937,952
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (b)	5.00%	10/01/38	4,500	5,178,375
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	353	261,418
Series 2011 A-1, RB	6.25%	11/15/46	355	257,055
Series 2011 A-2, RB	5.50%	11/15/46	38	23,312
Series 2011 B, RB (g)	0.00%	11/15/56	187	966
Massachusetts (State of) Development Finance Agency (M/SBRC); Series 2002 A, RB (INS-NATL) (a)	5.13%	02/01/34	2,765	2,766,963
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2008 A, RB	5.00%	07/01/38	750	858,030
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/36	975	1,079,530
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	665	579,282
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	825	1,000,420
Massachusetts (State of) School Building Authority (Parterners Healthcare); Series 2012 L, RB	5.00%	07/01/41	3,425	3,767,123
Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB (INS-AGM) (a)(b)	5.00%	08/15/30	2,650	2,932,570
Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	4,670	4,936,984
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)
Massachusetts (State of) Water Resources Authority;
Series 2009 B, RB	5.00%	08/01/22	$1,200	$1,446,960
Series 2011 C, Ref. General RB (b)	5.00%	08/01/31	2,000	2,356,140

				31,631,345

Michigan—1.49%
Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (a)	7.00%	07/01/27	2,715	3,315,069
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (c)(e)	5.25%	01/15/14	875	936,311
Series 2008 A, RB (c)(e)	5.50%	01/15/15	400	446,268
Michigan (State of) Housing Development Authority; Series 1999 A, RB (INS-NATL) (a)(f)	5.30%	10/01/37	105	105,076
Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SGI) (a)(f)	5.45%	12/15/32	1,500	1,507,605
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	2,000	2,089,800

				8,400,129

Minnesota—0.99%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	1,850	2,229,712
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,200	1,432,188
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	1,850	1,908,812

				5,570,712

Missouri—2.48%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	160	160,142
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,313,832
Ellisville (City of) Industrial Development Authority (Gambrill Gardens);
Series 1999, Ref. & Improvement RB	6.10%	06/01/20	1,280	1,280,474
Series 1999, Ref. & Improvement RB	6.20%	06/01/29	1,000	999,930
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	750	883,320
Series 2011 A, Ref. RB	5.50%	09/01/28	1,515	1,774,141
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,700	1,718,428
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	675	693,596
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,219,908
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,000	1,046,020
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	625	627,381
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	675	698,571
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,539,555

				13,955,298

Nebraska—1.24%
Omaha (City of) Public Power District;
Series 2006 A, Electric System RB (b)	5.00%	02/01/34	2,620	2,768,711
Series 2011 B, RB (b)	5.00%	02/01/36	3,690	4,208,593

				6,977,304

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada—3.74%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (a)(f)	5.25%	07/01/34	$4,000	$4,038,920
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)	5.00%	06/01/22	2,860	3,289,429
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)	5.00%	06/01/23	2,220	2,535,684
Reno (City of) (Renown Regional Medical Center);
Series 2007 A, Hospital RB	5.25%	06/01/37	3,100	3,220,652
Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (h)(k)	0.19%	06/01/39	7,000	7,000,000
Reno (City of); Series 2002, Capital Improvement RB (INS-NATL) (a)	5.13%	06/01/26	930	931,144

				21,015,829

New Hampshire—0.05%
New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	250	255,682

New Jersey—6.27%
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. Special Assessment RB	5.75%	04/01/31	1,000	1,076,110
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,650	1,813,796
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (a)	5.90%	03/15/21	25,000	30,421,000
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/18	1,000	1,234,150
New Jersey (State of) Turnpike Authority; Series 1991 C, RB (INS-AGM) (a)	6.50%	01/01/16	580	689,405

				35,234,461

New Mexico—1.17%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (c)(e)	5.20%	06/01/20	1,000	1,127,020
Series 2010 C, Ref. PCR	5.90%	06/01/40	2,100	2,290,533
Jicarilla Apache Nation; Series 2003 A, RB (i)	5.00%	09/01/18	1,500	1,573,845
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	1,350	1,605,123

				6,596,521

New York—16.30%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,370	1,539,140
Series 2009, PILOT RB	6.38%	07/15/43	570	643,770
Metropolitan Transportation Authority;
Series 2002 A, Ref. RB (INS-NATL) (a)	5.25%	11/15/31	3,000	3,055,080
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	1,000	1,156,170
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/30	1,500	1,725,570
Series 2010 D, RB	5.25%	11/15/26	2,500	2,919,150
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,050	2,304,487
New York & New Jersey (States of) Port Authority; One Hundred Forty-Fourth Series 2006, Consolidated RB (b)	5.00%	10/01/35	9,900	11,221,354
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB (b)	5.00%	06/15/38	8,800	9,671,552
Series 2005 D, Water & Sewer System RB (b)	5.00%	06/15/39	2,500	2,747,600
Series 2008 AA, Water & Sewer System RB (b)	5.00%	06/15/22	2,500	2,920,275
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (b)	5.25%	01/15/39	3,400	3,803,172
Subseries 2011 D-1, Future Tax Sec. RB (b)	5.00%	11/01/33	4,845	5,589,531
Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	5,000	5,647,600
New York (City of);
Series 2004 G, Unlimited Tax GO Bonds	5.00%	12/01/27	3,000	3,257,160
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,265	1,468,399
Subseries 1993 A-1, Unlimited Tax GO Bonds (d)	5.75%	08/01/12	85	85,384
Subseries 1993 A-8, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (h)(k)	0.18%	08/01/17	3,400	3,400,000
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	$4,775	$5,532,029
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/30	2,220	2,597,156
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/23	3,000	3,472,380
New York (State of) Dormitory Authority; Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	6,800	7,629,396
New York (State of) Mortgage Agency; Series 2007 145, Homeowner Mortgage RB (f)	5.13%	10/01/37	1,000	1,035,820
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	1,800	2,135,502
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	2,000	2,362,640
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (f)	5.35%	11/01/37	1,600	1,680,592
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,870	2,038,338
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422) (i)(j)	6.13%	02/15/19	1,000	10

				91,639,257

North Carolina—1.57%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	4,300	4,822,493
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	800	742,688
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/36	2,870	3,265,859

				8,831,040

North Dakota—0.55%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,084,120
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,000	2,028,580

				3,112,700

Ohio—8.29%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	300	266,196
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (a)	5.50%	10/01/19	1,825	2,311,271
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2004 B1, VRD RB (h)	0.20%	01/01/39	3,000	3,000,000
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	400	405,052
Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/36	930	1,009,850
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/41	1,500	1,618,950
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	800	928,040
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)	5.00%	04/01/24	1,475	1,641,926
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,189,100
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,710,134
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL) (a)	6.25%	04/01/20	2,270	2,734,192
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	1,550	1,647,340
Series 2009 A, RB	6.25%	11/15/39	1,000	1,062,570
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital RB (b)	5.13%	01/01/28	4,000	4,410,040
Series 2009 B, Hospital RB (b)	5.50%	01/01/34	1,000	1,125,100
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (a)(b)(f)	4.80%	09/01/36	8,000	8,271,120
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	$2,700	$3,117,447
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,585	1,733,404
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (c)(d)	6.75%	01/15/15	2,000	2,137,320
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (b)(f)	5.30%	09/01/28	972	1,035,083
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (b)(f)	5.40%	03/01/33	1,293	1,375,639
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (b)	5.50%	09/01/39	1,154	1,201,960
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(e)	5.88%	06/01/16	2,375	2,686,814

				46,618,548

Oklahoma—0.03%
Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP-GNMA) (f)	8.00%	08/01/18	190	194,347

Pennsylvania—1.53%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,092,500
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,900	2,021,467
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/39	1,825	1,963,736
Subseries 2010 B-2, Sub. Conv. CAB RB (g)	0.00%	12/01/28	2,250	2,176,785
Subseries 2010 B-2, Sub. Conv. CAB RB (g)	0.00%	12/01/34	1,400	1,327,606

				8,582,094

Puerto Rico—3.31%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	1,840	1,853,690
Series 2012 A, Sr. Lien RB	5.25%	07/01/42	1,270	1,279,334
Series 2012 A, Sr. Lien RB	6.00%	07/01/47	1,015	1,096,657
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	1,500	1,556,400
Series 2010 CCC, RB	5.25%	07/01/27	2,100	2,255,694
Series 2010 XX, RB	5.25%	07/01/40	2,100	2,160,480
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (c)(d)	5.25%	07/01/14	65	71,426
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	2,000	2,142,400
First Subseries 2010 A, RB	5.50%	08/01/42	2,300	2,471,488
First Subseries 2010 C, RB	5.25%	08/01/41	3,500	3,718,085

				18,605,654

South Carolina—2.80%
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB (b)	5.25%	12/01/25	1,000	1,114,900
Series 2005, Installment Purchase RB (b)	5.25%	12/01/26	3,000	3,344,700
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	2,500	2,538,225
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,960	2,070,191
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,099,220
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	517	392,530
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	222	1,081
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	$900	$862,884
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,000	921,470
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/33	3,000	3,385,290

				15,730,491

Tennessee—2.01%
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage Hospital RB (c)(d)	8.00%	07/01/12	400	414,036
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital RB (c)(d)	7.50%	07/01/12	4,000	4,138,760
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,225	2,312,531
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	2,650	2,918,207
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/26	1,500	1,520,925

				11,304,459

Texas—12.85%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (f)	4.85%	04/01/21	1,575	1,689,282
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,225	1,431,339
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/19	1,440	1,701,374
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	555	574,403
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2001 A, Ref. & Improvement RB (INS-BHAC) (a)(f)	5.50%	11/01/31	380	380,532
Series 2002 C, Joint Improvement RB (INS-NATL) (a)(f)	5.75%	11/01/18	290	291,059
Series 2002 C, Joint Improvement RB (INS-NATL) (a)(f)	6.00%	11/01/23	550	552,123
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	5,250	5,662,808
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	825	992,574
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,000	1,092,680
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)	5.00%	11/15/36	2,750	3,065,425
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/31	1,865	2,169,237
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/33	900	1,039,608
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/36	995	1,132,718
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	3,320	3,515,681
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,400	1,529,276
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	1,600	1,741,616
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB	5.50%	02/15/32	1,100	1,119,954
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (c)(e)	5.60%	03/01/14	1,250	1,318,513
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(e)(f)	6.00%	08/01/13	1,500	1,587,990
North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, Hospital RB (INS-AMBAC) (a)	5.25%	08/15/32	2,400	2,432,760
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,123,330
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,195,990
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,492,237
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	$2,850	$3,124,882
Series 2008 L-2, Ref. First Tier System RB (c)(e)	6.00%	01/01/13	1,550	1,598,329
Series 2011 A, Special Projects System RB (b)	5.50%	09/01/36	2,895	3,412,916
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,026,040
Series 2007, Retirement Facility RB	5.75%	11/15/37	550	558,459
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,500	5,610,825
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	450	434,048
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	6.25%	07/01/28	3,300	3,883,473
Texas (State of) Municipal Power Agency; Series 1993, CAB RB (d)(g)	0.00%	09/01/15	80	78,361
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)	5.00%	04/01/28	5,750	6,800,065
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/27	2,500	2,909,025
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,550	1,820,118
Texas Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS-AGM) (a)	5.50%	09/01/13	100	101,033
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	1,975	2,030,418

				72,220,501

Utah—0.14%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	800	812,064

Vermont—0.18%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	1,005,450

Virgin Islands—0.34%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,775	1,921,491

Virginia—0.98%
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (d)	5.50%	06/01/26	2,315	2,520,479
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (f)	5.50%	01/01/42	1,405	1,477,091
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,394	1,490,256

				5,487,826

Washington—3.11%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. CAB RB (INS-NATL) (a)(g)	0.00%	02/01/24	5,000	3,370,950
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (f)	5.50%	07/01/26	1,525	1,802,840
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,350	1,194,615
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/31	2,300	2,649,232
Washington (State of) (SR 520 Corridor Program — Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/33	1,500	1,734,450
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/41	2,325	2,496,399
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	11/15/41	1,025	1,318,478
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/46	1,250	1,302,050
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (i)	6.00%	01/01/27	$1,545	$1,615,560

				17,484,574

West Virginia—1.43%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (f)	5.50%	10/15/37	3,500	3,617,950
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,000	1,036,070
Series 2008, RB	6.25%	10/01/23	1,100	1,139,358
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,060	1,159,969
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,020	1,104,527

				8,057,874

Wisconsin—2.35%
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (f)	5.38%	11/01/21	450	488,516
Series 2007 B, Collateralized Utility RB (f)	5.75%	11/01/37	410	430,758
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)(e)	5.13%	08/15/16	1,000	1,119,580
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health System Corp.); Series 1999, RB (INS-AMBAC) (a)	5.50%	08/15/25	5,000	5,017,700
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,305	1,507,549
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(f)	5.30%	09/01/23	2,545	2,759,645
Series 2008 A, Home Ownership RB (b)(f)	5.50%	09/01/28	640	681,427
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,010	1,193,719

				13,198,894

Wyoming—0.43%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (f)	5.60%	12/01/35	1,000	1,059,820
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,360,764

				2,420,584

TOTAL INVESTMENTS(l)—157.46% (Cost $820,452,181)				885,209,224

FLOATING RATE NOTE OBLIGATIONS—(26.55)%
Notes with interest rates ranging from 0.15% to 0.35% at 05/31/12 and contractual maturities of collateral ranging from 06/01/22 to 12/15/41 (See Note 1D)(m)				(149,275,000)

OTHER ASSETS LESS LIABILITIES—0.88%				4,952,638

PREFERRED SHARES—(7.34)%				(41,250,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES—(24.45)%				(137,450,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$562,186,862

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
Conv.	—	Convertible
COP	—	Certificates of Participation
CR	—	Custodial Receipts
FGIC	—	Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RAC	—	Revenue Anticipation Certificates
RB	—	Revenue Bonds
Ref.	—	Refunding
Sec.	—	Secured
SFH	—	Single-Family Housing
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
VRD	—	Variable Rate Demand
Wts.	—	Warrants
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount.

(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $10,086,776, which represented 1.79% of the Trust’s Net Assets.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $1,642,934, which represented less than 1% of the Trust’s Net Assets.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	6.7%
Assured Guaranty Municipal Corp.	6.5

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $269,845,341 are held by Dealer Trusts and serve as collateral for the $149,275,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Municipal Trust

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Invesco Van Kampen Municipal Trust

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$885,209,224	$—	$885,209,224

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $28,224,021 and $21,599,095, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$71,592,486

Aggregate unrealized (depreciation) of investment securities	(8,249,163)

Net unrealized appreciation of investment securities	$63,343,323

Cost of investments for tax purposes is $821,865,901.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which Invesco Van Kampen Massachusetts Value Municipal Income Trust, Invesco Van Kampen Ohio Quality Municipal Trust and Invesco Van Kampen Trust for Investment Grade New Jersey Municipals (each a “Target Trust”) would merge with and into the Trust in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the merger, all of the assets and liabilities of each Trust will become assets and liabilities of the Trust and each Target Trust’s shareholders will become shareholders of the Trust. The Redomestication and the Merger are subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
Invesco Van Kampen Municipal Trust

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.